Investments in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2011 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2011 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Mar. 31, 2012 Philippine Long Distance Telephone Company NTT Communications Corporation	Mar. 31, 2012 Philippine Long Distance Telephone Company NTT Docomo and NTT Communications Corporation	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2012 Tata Teleservices Limited	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2011 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited Additional acquisitions, March and May, 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership percentage				34.00%	34.00%	15.00%		14.00%		7.00%	6.00%	20.00%	7.00%	27.00%		26.00%
Investment, carrying amount	¥ 480,111	¥ 525,456				¥ 108,582	¥ 19,519	¥ 95,859	¥ 98,943	¥ 52,213							¥ 252,321	¥ 14,424
Aggregate market price of the PLDT shares owned						162,411		119,749
Capital alliance entered with TTSL														On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
PPA Adjustment to Equity in net income (losses) of affiliates, net of applicable taxes															(2,788)
PPA Adjustment to Investments in affiliates															(4,710)
Amount of shares of undistributed earnings of affiliated companies	22,208	14,531	11,967
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 323,097	¥ 382,037